Taxation - Summary of total unused tax losses carried forward analysed by expiry terms (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 815	€ 937
Deferred tax asset recognised	1,055	1,731
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised		591
More than 1 year but less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	126	120
Deferred tax asset recognised	633	587
More than 5 years but less than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	9	9
Deferred tax asset recognised	2	2
More than 10 years but less than 20 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised
Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	681	808
Deferred tax asset recognised	€ 421	€ 550